Derivative Instruments	12 Months Ended
Dec. 31, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments [Text Block]
NOTE 17: DERIVATIVE INSTRUMENTS
Interest Rate Swaps
Our interest rate swap agreement with Wells Fargo Bank to hedge against the variable-rate interest payments on our revolving credit facility expired on March 20, 2011. As of December 31, 2012, we had no interest rate swaps outstanding that were accounted for as cash flow hedges.
The fair value of the interest rate swap as of December 31, 2010 was a liability of $896,000, which was reversed from comprehensive income and recognized as interest expense in our Consolidated Statements of Comprehensive Income in the first quarter of 2011.
The effect of derivative instruments on our Consolidated Statements of Comprehensive Income was as follows (in thousands):

	Interest Rate Swap Contract Year Ended December 31,
Derivatives in Cash Flow Hedging Relationship (Dollars in thousands)	2012	2011	2010
Effective portion of derivative gain recognized in OCI	$—	$896	$4,477
Effective portion of derivative loss reclassified from accumulated OCI to expense	$—	$(889)	$(5,553)